Consolidated Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.4%
InterGlobe Aviation Ltd.(a)	939,936	$18,922,538

Auto Components — 0.9%
Bharat Forge Ltd.	2,132,795	13,806,865
Bosch Ltd.	72,069	16,217,195
Motherson Sumi Systems Ltd.	9,645,307	17,418,359

		47,442,419

Automobiles — 5.9%
Bajaj Auto Ltd.	853,652	37,793,326
Eicher Motors Ltd.	136,020	43,384,953
Hero MotoCorp Ltd.	995,558	33,772,297
Mahindra & Mahindra Ltd.	7,587,937	56,118,209
Maruti Suzuki India Ltd.	1,075,534	108,634,369
Tata Motors Ltd.(b)	16,168,830	36,400,293

		316,103,447

Banks — 12.7%
Axis Bank Ltd.	21,220,791	218,619,628
Bandhan Bank Ltd.(a)	3,930,388	31,843,060
ICICI Bank Ltd.	48,645,900	347,599,071
State Bank of India(b)	18,157,389	86,525,226

		684,586,985

Beverages — 0.5%
United Spirits Ltd.(b)	2,959,336	25,009,200

Capital Markets — 0.4%
HDFC Asset Management Co. Ltd.(a)	431,275	21,263,608

Chemicals — 2.8%
Asian Paints Ltd.	2,927,275	69,620,077
Berger Paints India Ltd.	2,363,904	16,362,384
Pidilite Industries Ltd.	1,241,290	22,546,100
UPL Ltd.	5,440,433	43,474,169

		152,002,730

Construction & Engineering — 1.7%
Larsen & Toubro Ltd.	4,853,435	90,018,999

Construction Materials — 2.5%
Ambuja Cements Ltd.	6,065,122	17,302,348
Grasim Industries Ltd.	3,010,623	33,030,296
Shree Cement Ltd.	85,039	24,889,711
UltraTech Cement Ltd.	1,027,583	61,008,242

		136,230,597

Consumer Finance — 2.7%
Bajaj Finance Ltd.	1,769,604	100,501,420
Mahindra & Mahindra Financial Services Ltd.	3,082,025	15,116,369
Shriram Transport Finance Co. Ltd.	1,707,815	26,834,627

		142,452,416

Diversified Financial Services — 0.3%
REC Ltd.	7,037,748	13,528,565

Diversified Telecommunication Services — 0.2%
Bharti Infratel Ltd.	3,389,752	13,055,772

Electric Utilities — 1.1%
Power Grid Corp. of India Ltd.	18,626,694	50,190,485
Tata Power Co. Ltd. (The)	11,291,066	9,026,557

		59,217,042

Electrical Equipment — 0.4%
Havells India Ltd.	2,548,664	23,712,923

Security	Shares	Value

Food & Staples Retailing — 0.6%
Avenue Supermarts Ltd.(a)(b)	1,269,719	$32,257,367

Food Products — 1.4%
Britannia Industries Ltd.	587,234	25,029,941
Nestle India Ltd.	235,393	47,427,896

		72,457,837

Gas Utilities — 0.5%
GAIL India Ltd.	16,057,887	28,215,322

Household Products — 3.5%
Hindustan Unilever Ltd.	6,606,529	187,437,093

Independent Power and Renewable Electricity Producers — 0.7%
NTPC Ltd.	24,156,927	39,179,766

Industrial Conglomerates — 0.3%
Siemens Ltd.	722,384	14,804,655

Insurance — 3.7%
Bajaj Finserv Ltd.	388,518	49,339,552
HDFC Life Insurance Co. Ltd.(a)	5,135,747	40,914,158
ICICI Lombard General Insurance Co. Ltd.(a)	1,849,103	35,130,057
ICICI Prudential Life Insurance Co. Ltd.(a)	3,495,090	24,479,637
SBI Life Insurance Co. Ltd.(a)	3,549,844	47,506,921

		197,370,325

Interactive Media & Services — 0.4%
Info Edge India Ltd.	620,290	22,773,149

IT Services — 14.4%
HCL Technologies Ltd.	5,519,123	86,755,728
Infosys Ltd.	34,655,467	336,397,762
Tata Consultancy Services Ltd.	9,161,207	262,209,420
Tech Mahindra Ltd.	4,710,230	49,996,231
Wipro Ltd.	11,621,810	38,508,510

		773,867,651

Life Sciences Tools & Services — 0.4%
Divi’s Laboratories Ltd.	810,868	20,189,893

Machinery — 0.3%
Ashok Leyland Ltd.	11,955,364	13,190,689

Media — 0.6%
Zee Entertainment Enterprises Ltd.	7,327,983	29,935,047

Metals & Mining — 2.3%
Hindalco Industries Ltd.	11,880,211	33,146,182
JSW Steel Ltd.	8,606,338	31,378,117
Tata Steel Ltd.	3,616,796	21,553,306
Vedanta Ltd.	18,906,869	38,110,239

		124,187,844

Oil, Gas & Consumable Fuels — 15.6%
Bharat Petroleum Corp. Ltd.	6,620,114	47,207,100
Coal India Ltd.	12,538,255	35,873,523
Hindustan Petroleum Corp. Ltd.	6,205,987	24,447,631
Indian Oil Corp. Ltd.	19,153,388	35,082,839
Oil & Natural Gas Corp. Ltd.	25,594,954	47,006,589
Petronet LNG Ltd.	6,108,968	23,120,192
Reliance Industries Ltd.	29,018,396	627,452,657

		840,190,531

Personal Products — 2.0%
Colgate-Palmolive India Ltd.	662,062	13,605,322
Dabur India Ltd.	5,397,446	34,542,150

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Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Godrej Consumer Products Ltd.	3,643,071	$36,817,933
Marico Ltd.	4,600,364	23,079,575

		108,044,980

Pharmaceuticals — 3.5%
Aurobindo Pharma Ltd.	2,684,606	16,836,442
Cipla Ltd.	3,528,253	22,953,625
Dr. Reddy’s Laboratories Ltd.	1,165,597	47,344,483
Lupin Ltd.	2,258,029	25,201,476
Piramal Enterprises Ltd.	911,057	22,992,482
Sun Pharmaceutical Industries Ltd.	8,542,447	53,567,796

		188,896,304

Real Estate Management & Development — 0.3%
DLF Ltd.	6,025,352	18,452,969

Road & Rail — 0.3%
Container Corp. of India Ltd.	2,109,215	17,023,669

Textiles, Apparel & Luxury Goods — 1.3%
Page Industries Ltd.	55,636	17,100,174
Titan Co. Ltd.	3,160,898	51,098,706

		68,198,880

Thrifts & Mortgage Finance — 10.3%
Housing Development Finance Corp. Ltd.	16,676,637	534,035,955

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
LIC Housing Finance Ltd.	3,031,579	$19,612,557

		553,648,512

Tobacco — 2.2%
ITC Ltd.	34,991,832	120,188,011

Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	6,200,489	33,021,737

Wireless Telecommunication Services — 2.4%
Bharti Airtel Ltd.	20,882,259	128,793,943

Total Common Stocks — 100.1% (Cost: $3,982,561,248)		5,375,873,415

Total Investments in Securities — 100.1% (Cost: $3,982,561,248)		5,375,873,415

Other Assets, Less Liabilities — (0.1)%		(2,801,993)

Net Assets — 100.0%		$5,373,071,422

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	38,584,000	(38,584,000)	—	$—	$159,753	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	6	12/20/19	$311	$(4,963)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI India ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,375,873,415	$—	$—	$5,375,873,415

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,963)	$—	$—	$(4,963)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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